SCHEDULE OF OPERATING LOSS CARRYFORWARDS (Details)	Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 7,973,759
Tax Year 2006 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	509,749
Tax Year 2007 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	807,208
Tax Year 2009 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	778,247
Tax Year 2010 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	294,973
Tax Year 2011 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	417,724
Tax Year 2012 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	448,045
Tax Year 2013 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	294,807
Tax Year 2014 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	311,759
Tax Year 2015 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	349,180
Tax Year 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	627,123
Tax Year 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	85,804
Tax Year 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	235,550
Tax Year 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	83,826
Tax Year 2020 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	70,828
Tax Year 2021 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	98,362
Tax Year 2022 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	57,428
Tax Year 2023 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	69,875
Tax Year 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	173,882
Tax Year 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 2,259,389